Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Income Tax Holiday, Aggregate Dollar Amount	$ 0	$ 334,794	$ 1,389,566
Income Tax Holiday, Income Tax Benefits Per Share	$ 0	$ 0.01	$ 0.07
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	$ 2,331,145	$ 648,768
Value Added Tax Rate	0.00%	0.00%	0.00%
Service [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	6.00%
Value Added Tax Rate , Product One [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	0.00%
Value Added Tax Rate, Product Two [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	11.00%
Value Added Tax Rate , Product Three [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	13.00%
Value Added Tax Rate, Product Four [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	17.00%
Cayman Islands
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
British Virgin Islands
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
Hong Kong.
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%
PRC.
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%